Assets held for sale and liabilities directly associated with assets held for sale (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	€ 2,609,000,000	€ 264,000,000
Liabilities held for sale	1,862,000,000	€ 108,000,000
Assets and liabilities classified as held for sale [member]
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	2,597
Liabilities held for sale	1,862
Assets held for sale, current	846
Liabilities held for sale, current	€ 681